HAI Results of Operation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
HAI Summarized Financial Information [Line Items]
Net sales	$ 45	$ 50	$ 207	$ 206	$ 163
Gross profit	11	13	52	49	34
Pre-tax income	7	9	31	29	16
Net income	$ 7	$ 9	$ 31	$ 29	$ 16